INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw Materials	$ 7,001	$ 2,913
Work-in-Process	13,859	4,572
Finished Goods	5,367	6,767
Total Inventory	$ 26,227	$ 14,252